General	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Nature of Operations [Text Block]

NOTE 1:- GENERAL

a.	General:

Sapiens International Corporation N.V. ("Sapiens") and its subsidiaries (collectively, the "Company"), a member of the Formula Systems (1985) Ltd. ("Formula") Group, is a global provider of software solutions for the insurance industry, with an emerging focus on the broader financial services sector. The ultimate parent of the Company is Asseco Poland S.A. ("Asseco"), a Polish public company, traded on the Warsaw Stock Exchange. The Company's offerings include policy administration, billing and claims; underwriting, illustration and electronic application; reinsurance; and decision management software. Sapiens' digital suite features customer and agent portals, and an advanced analytics solution. Sapiens global services include program management, project delivery and implementation of the Company' software solutions, business services and managed services.

The Company operates in North America, Europe, Asia Pacific and South Africa.

b.	Acquisition of Cálculo S.A.U.:

On September 27, 2019 (the "Acquisition Date"), Sapiens completed the acquisition of all outstanding shares of Cálculo S.A.U ("Cálculo"), a Spanish company of insurance consulting and managed services, and a core solution to the Spanish market, for a total cash consideration of $5,760 (of which $5,608 were paid in September 2019, and $152 will be paid in the first half of 2020). The net impact on cash flow from investing activities was $1,554, net of $4,054 of cash acquired. In addition, the sellers and senior executives have performance-based payments relating to achievements of various targets over three years (2019-2021) of up to $1,700. Some of these payments are subject to continued employment, and therefore were not included in the purchase price. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations for the years ended December 31, 2018 and 2019 were not presented, since the acquisition is immaterial. The results of Cálculo's operations have been included in the consolidated financial statements from the acquisition date.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the acquisition date:

Net assets (including cash of $ 4,054)	$4,101
Intangible assets	1,037
Goodwill	622

Net assets acquired	$5,760

Revenues and net income of Cálculo included in the Company's consolidated statements of income for the year ended December 31, 2019 amount to $2,792 and $116, respectively.

c.	Acquisitions in previous years:

1.	Acquisition of Adaptik Corporation:

On March 7, 2018 (the "acquisition date"), Sapiens completed the acquisition of all outstanding shares of Adaptik Corporation ("Adaptik"), a New-Jersey company engaged in the development of software solutions for P&C insurers, (including policy administration, rating, billing, customer and task management and product design), for a total cash consideration of $18,179 (of which $17,979 was paid in March 2018 and $200 will be paid in March 2022). In addition, the seller has performance-based payments relating to achievements of revenue targets over three years (2018-2020) of up to $3,700, of which $1,300 was paid during 2019. Such payments are subject to continued employment and therefore were not included in the purchase price. Acquisition related costs were approximately $0.3 million. Unaudited pro forma condensed results of operations for the years ended December 31, 2017 and 2018 were not presented, since the acquisition is immaterial. The result of Adaptik's operations have been included in the consolidated financial statements since March 2018.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the acquisition date:

Net liabilities	$(2,697)
Intangible assets	12,936
Deferred taxes	(3,528)
Goodwill	11,468

Net assets acquired	$18,179

2.	Acquisition of StoneRiver:

On February 28, 2017, the Company completed the acquisition of all of the outstanding shares of StoneRiver, Inc. ("StoneRiver"), a provider of technology solutions and services to the insurance industry for $101,351. The Company related acquisition costs of $1,348 is presented in general and administrative expenses.

The acquisitions of StoneRiver and Adaptik expanded Sapiens presence and scale in the North American insurance market, and allows the Company to offer its customers and partners a more extensive product portfolio in the industry.

The acquisition was accounted for by the acquisition method and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of StoneRiver. The results of StoneRiver's operations have been included in the consolidated financial statements since February 28, 2017.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Current assets	$16,785
Property and equipment	1,088
Goodwill	77,013
Intangible assets	38,146
Other long-term assets	78

Total assets acquired	$133,110

Current liabilities	$10,595
Deferred revenues	5,742
Deferred tax liabilities	15,071
Other long-term liabilities	351

Total liabilities acquired	31,759

Total purchase price	$101,351

The following table sets forth the components of intangible assets associated with the acquisition:

Fair value

Developed technology	$34,040
Customer relationships	3,333
Backlog	773

Total intangible assets	$38,146

3.	Acquisition of KnowledgePrice:

On December 27, 2017, the Company entered into an agreement to purchase all of KnowledgePrice.com's ("KnowledgePrice") total shares outstanding. KnowledgePrice, a Latvian company, specializes in digital insurance services and consulting. The fair value of the total consideration amounted to $5,720, including a cash consideration of $4,068, and a contingent obligation valued at $1,652 at the acquisition date, of which the Company paid $62 during 2019. In addition, the seller has performance-based payments relating to achievements of revenue and profitability targets over three years (2018-2020) and a retention payment of up to $1,116 that is subject to continued employment, and therefore not part of the purchase price, of which the Company paid $590 during 2019. Unaudited pro forma condensed results of operations for the year ended December 31, 2017 was not presented, since the acquisition is immaterial.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, as of the acquisition date:

Net assets	$780
Intangible assets	2,417
Deferred taxes	(363)
Goodwill	3,195

Net assets acquired	$6,029

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in United States ("U.S. GAAP").

a.	Use of estimates:

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Such management estimates and assumptions are related, but not limited to contingent liabilities, income tax uncertainties, deferred taxes, share-based compensation, value of intangible assets and goodwill, as well as the determination of revenue recognition from contracts accounted for based on the estimate of percentage of completion. The Company's management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates